Average Annual Total Returns	Alpine Global Consumer Growth Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Global Consumer Growth Fund Class A 2/27/2015 - 2/27/2015	Alpine Global Consumer Growth Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Global Consumer Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Global Consumer Growth Fund MSCI World Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Global Consumer Growth Fund MSCI All Country World Consumer Discretionary (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Global Consumer Growth Fund MSCI All Country World Consumer Staples (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Global Consumer Growth Fund Lipper Consumer Goods Funds Average 2/27/2015 - 2/27/2015		Alpine Cyclical Advantage Property Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Cyclical Advantage Property Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Cyclical Advantage Property Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Cyclical Advantage Property Fund FTSE EPRA/NAREIT® Global Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Cyclical Advantage Property Fund S&P Developed Property Net TR IndexTM (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Cyclical Advantage Property Fund Lipper Global Real Estate Funds Average 2/27/2015 - 2/27/2015		Alpine International Real Estate Equity Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine International Real Estate Equity Fund Class A 2/27/2015 - 2/27/2015	Alpine International Real Estate Equity Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine International Real Estate Equity Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine International Real Estate Equity Fund FTSE EPRA/NAREIT® Global ex-U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine International Real Estate Equity Fund MSCI EAFE Index (USD) (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine International Real Estate Equity Fund Lipper International Real Estate Funds Average 2/27/2015 - 2/27/2015	Alpine Realty Income & Growth Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Realty Income & Growth Fund Class A 2/27/2015 - 2/27/2015	Alpine Realty Income & Growth Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Realty Income & Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Realty Income & Growth Fund MSCI US REIT Index Gross USD (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Realty Income & Growth Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Realty Income & Growth Fund Lipper Real Estate Funds Average 2/27/2015 - 2/27/2015		Alpine Emerging Markets Real Estate Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Emerging Markets Real Estate Fund Class A 2/27/2015 - 2/27/2015	Alpine Emerging Markets Real Estate Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Emerging Markets Real Estate Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Emerging Markets Real Estate Fund S&P Developed (ex. U.S.) Property TR IndexTM (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Emerging Markets Real Estate Fund FTSE EPRA/NAREIT® Emerging TR Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Emerging Markets Real Estate Fund Lipper Global Real Estate Funds Average 2/27/2015 - 2/27/2015		Alpine Global Infrastructure Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Global Infrastructure Fund Class A 2/27/2015 - 2/27/2015	Alpine Global Infrastructure Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Global Infrastructure Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Global Infrastructure Fund S&P Global Infrastructure IndexTM (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Global Infrastructure Fund MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Global Infrastructure Fund Lipper Global Infrastructure Funds Average 2/27/2015 - 2/27/2015
[AverageAnnualReturnAbstract]
1 Year	(3.88%)	(9.39%)	(3.91%)	(2.18%)	4.94%	1.97%	3.84%	8.74%		(1.32%)	(2.45%)	(0.59%)	14.73%	14.25%	14.63%		(4.15%)	(9.66%)	(4.15%)	(2.35%)	3.61%	(4.90%)	3.12%	31.68%	24.09%	29.93%	18.14%	30.38%	13.68%	27.64%		9.40%	3.16%	7.78%	5.52%	3.94%	5.21%	14.63%		6.90%	0.83%	5.23%	4.32%	12.98%	4.16%	9.73%
5 Years										7.54%	7.04%	5.76%	10.92%	11.60%	10.75%		0.77%		0.43%	0.54%	7.05%	5.33%	7.37%	17.35%		15.56%	13.18%	17.05%	15.45%	16.15%		2.71%		1.85%	1.98%	9.45%	1.01%	10.75%		12.53%		11.02%	9.60%	8.90%	9.17%	11.14%
10 Years										(2.34%)	(2.84%)	(1.64%)		6.01%	5.11%		0.44%		0.04%	0.57%		4.43%	3.83%	6.52%		4.70%	4.48%	8.31%	7.67%	7.52%
Since Inception	5.99%	9.60%	5.93%	4.66%	9.90%	11.70%	9.15%	12.63%	[5]	7.88%	6.76%	6.32%			8.98%	[1]	4.97%	5.28%	4.51%	4.16%		4.49%	4.97%	11.84%	14.24%	9.67%	8.98%	11.58%	5.24%	11.00%	[2]	12.28%	6.40%	10.96%	9.61%	13.73%		14.08%	[3]	17.57%	14.48%	15.81%	13.87%	11.36%	12.10%	13.83%	[4]
Inception Date	Dec. 29, 2010	Dec. 30, 2011								Sep. 01, 1993	Sep. 01, 1993	Sep. 01, 1993					Feb. 01, 1989	Dec. 30, 2011						Dec. 29, 1998	Dec. 30, 2011							Nov. 03, 2008	Dec. 30, 2011							Nov. 03, 2008	Dec. 30, 2011

[1]	The Lipper Global Real Estate Funds Average reflects the annualized return from September 2, 1993 through December 31, 2014.
[2]	The Lipper Real Estate Funds Average reflects the annualized return from December 31, 1998 to December 31, 2014.
[3]	The Lipper Global Real Estate Funds Average reflects the return from November 6, 2008 to December 31, 2014.
[4]	The Lipper Global Infrastructure Funds Average reflects a return from November 6, 2008 to December 31, 2014.
[5]	The Lipper Consumer Goods Funds Average reflects the annualized return from December 31, 2010 to December 31, 2014.